As filed with the Securities and Exchange Commission on October 12, 2012

1933 Act File No. 333-182179

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. [  ]     ☒ Post-Effective Amendment No. 2

(Check appropriate box or boxes)

Touchstone Investment Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100

Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, OH 45202

(Name and Address of Agent for Service)

Copies to:

John Ford, Esq.

Pepper Hamilton LLP

Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103

215-981-4009

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This post-effective amendment no. 2 is being filed solely for the purpose of filing exhibits to the registration statement on Form N-14 (File No. 333-182179), filed with the Commission on June 18, 2012 (the “Registration Statement”). This post-effective amendment no. 2 incorporates by reference Parts A and B contained in post-effective amendment no. 1 to the Registration Statement, filed with the Commission on July 25, 2012 and the supplement filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed with the Commission on August 9, 2012.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VI of the Registrant’s Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding (“disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.

Section 6.5 Advances of Expenses.

The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant maintains a mutual fund advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc., in its capacity as investment advisor and Fort Washington Investment Advisors, Inc., in its capacity as sub-advisor and Touchstone Securities, Inc., in its capacity as principal underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys’ fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.

ITEM 16. EXHIBITS:

(1) CHARTER OF THE REGISTRANT

(a)

Registrant’s Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the Securities and Exchange Commission (“SEC”) on November 30, 1998.

(b)

Amendment No. 1 to Registrant’s Restated Agreement and Declaration of Trust dated December 8, 1994 is herein incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on November 30, 1998.

(c)

Amendment No. 2 to Registrant’s Restated Agreement and Declaration of Trust dated January 31, 1995 is herein incorporated by reference to Exhibit (3) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on November 30, 1998.

(d)

Amendment No. 3 to Registrant’s Restated Agreement and Declaration of Trust dated February 28, 1997 is herein incorporated by reference to Exhibit (1)(iv) of Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on June 20, 1997.

(f)

Amendments to Registrant’s Restated Agreement and Declaration of Trust dated March 16, 2000 are herein incorporated by reference to Exhibit (a)(v) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on February 1, 2001.

(g)

Amendment to Registrant’s Restated Agreement and Declaration of Trust dated April 6, 2000 is herein incorporated by reference to Exhibit (a)(vi) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on February 1, 2001.

(h)

Amendment to Registrant’s Restated Agreement and Declaration of Trust dated September 21, 2000 is herein incorporated by reference to Exhibit (a)(vii) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on February 1, 2001.

(i)

Amendment to Registrant’s Restated Agreement and Declaration of Trust dated March 27, 2001 is herein incorporated by reference to Exhibit (a)(viii) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2002.

(j)

Amendment to Registrant’s Restated Agreement and Declaration of Trust dated June 14, 2002 is herein incorporated by reference to Exhibit (a)(ix) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on December 31, 2002.

(k)

Amendment to Registrant’s Restated Agreement and Declaration of Trust dated November 21, 2002 is herein incorporated by reference to Exhibit (a)(x) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on December 31, 2002.

(l)

Amendments to Registrant’s Restated Agreement and Declaration of Trust dated August 29, 2005 and November 28, 2005 are herein incorporated by reference to Exhibit (a)(xi) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2006.

(m)

Amendment to Registrant’s Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(12) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 28, 2009.

(n)

Amendments to Registrant’s Restated Agreement and Declaration of Trust are herein incorporated by reference to Exhibit (1)(m) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177598) filed with the SEC on November 30, 2011.

(2) BY-LAWS OF THE REGISTRANT

(a)

Registrant’s Bylaws, as amended, is herein incorporated by reference to Exhibit (4) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on November 30, 1998.

(b)

Amendment to Bylaws adopted on January 10, 1984 is herein incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on November 30, 1998.

(3) VOTING TRUST AGREEMENT

Not Applicable

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)	Agreement and Plan of Reorganization is herein incorporated by reference to Exhibit 4(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182179) filed with the SEC on June 18, 2012.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)	Instruments Defining the Rights of Security Holders is herein incorporated by reference to Exhibit (c) of

Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2007.

(6) INVESTMENT ADVISORY CONTRACTS

(a)

Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Investment Trust dated as of May 1, 2000 and amended December 31, 2002 is herein incorporated by reference to Exhibit (d)(i) of Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on December 3, 2004.

(b)

Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Money Market Fund is herein incorporated by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2004.

(c)

Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the High Yield Fund is herein incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2004.

(d)

Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Core Bond Fund is herein incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2004.

(e)

Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Institutional Money Market Fund (formerly the Touchstone Institutional Government Income Fund) is herein incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on February 1, 2001.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2006.

(b)

Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2007.

(8) BONUS OR PROFIT SHARING PLAN

(a)

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2010.

(9) CUSTODIAN AGREEMENTS

(a)

Custody Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2009.

(b)

Custody Fee Offset Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2008.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)

Registrant’s Plans of Distribution Pursuant to Rule 12b-1 for Class A and Class C Shares are herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File No. 002-52242) filed with the SEC on December 3, 1999.

(b)

Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class S Shares is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on December 31, 2002.

(c)	Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit 10(c) to Registrant’s Registration Statement on Form N-14 (File No. 333-182179) filed with the SEC on June 18, 2012.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF SECURITIES BEING REGISTERED)

(a)

Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is herein incorporated by reference to Exhibit 11(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182179) filed with the SEC on June 18, 2012.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)	Opinion of Pepper Hamilton LLP, with respect to the Touchstone High Yield Fund and Touchstone Core Bond Fund, as to certain tax consequences, is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Administration Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811- 02538) filed with the SEC on January 28, 2009.

(b)

Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. dated November 5, 2011, is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2012.

(c)

Amendment to the Sub-Administration and Accounting Services Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(c) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177598) filed with the SEC on April 25, 2012.

(d)

Transfer Agency Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc. dated December 5, 2011, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2012.

(e)

Amendment to the Transfer Agency Agreement and Shareholder Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(e) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177598) filed with the SEC on April 25, 2012.

(f)

State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538), filed with the SEC on January 30, 2012.

(g)

Amended and Restated Schedule A to the State Filing Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(g) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177598) filed with the SEC on April 25, 2012.

(h)

Form of Trust Networking Agreement is herein incorporated by reference to Exhibit (h)(iii)(e) of Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on February 1, 2007.

(i)

Fidelity Bond Allocation Agreement dated April 1, 2011 is herein incorporated by reference to Exhibit (13)(i) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177598) filed with the SEC on April 25, 2012.

(j)

Expense Limitation Agreement is herein incorporated by reference to Exhibit (13)(j) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177598) filed with the SEC on April 25, 2012.

(k)	Schedule A dated September 10, 2012 to the Expense Limitation Agreement dated January 27, 2012 is filed herewith.

(l)	Amended and Restated Schedule B dated September 6, 2012 to the Transfer Agency and Shareholder Services Agreement dated December 5, 2011 is filed herewith.

(m)	Amended and Restated Schedule A dated September 6, 2012 to the State Filing Services Agreement dated December 5, 2011 is filed herewith.

(n)	Amended and Restated Exhibit A dated September 6, 2012 to the Sub-Administration and Accounting Services Agreement dated November 5, 2011 is filed herewith.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)

Consent of Ernst & Young LLP is herein incorporated by reference to Exhibit (14)(a) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-182179) filed with the SEC on July 25, 2012.

(b)

Consents of PricewaterhouseCoopers LLP are herein incorporated by reference to Exhibit (14)(b) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-182179) filed with the SEC on July 25, 2012.

(15) OMITTED FINANCIAL STATEMENT

Not Applicable.

(16) POWERS OF ATTORNEY

(a)

Powers of Attorney are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-52242 and 811-02538) filed with the SEC on January 30, 2012.

(17) ADDITIONAL EXHIBITS

(a)

Statement of Additional Information (“SAI”) of the Touchstone Core Bond Fund and Touchstone High Yield Fund filed with the SEC on January 30, 2012 with Post-Effective Amendment No. 102 (File Nos. 002-52242 and 811-02538) and incorporated herein by reference.

(b)

Supplement to SAI dated April 16, 2012 for the Touchstone Core Bond Fund and Touchstone High Yield Fund filed with the SEC on April 16, 2012 pursuant to Rule 497 (File No. 002-52242) of the Securities Act of 1933, as amended, and incorporated herein by reference.

(c)

Audited financial statements with respect to the Touchstone Core Bond Fund and Touchstone High Yield Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on December 9, 2011 and incorporated herein by reference.

(d)

Unaudited financial statements with respect to the Touchstone Core Bond Fund and Touchstone High Yield Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSRS on June 4, 2012 and incorporated herein by reference.

(e)	Form of Proxy Card is herein incorporated by reference to Exhibit 17(d) to Registrant’s Registration Statement on Form N-14 (File No. 333-182179) filed with the SEC on June 18, 2012.

ITEM 17. UNDERTAKINGS:

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 12th day of October 2012.

Touchstone Investment Trust
By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

	*	Trustee	October 12, 2012
Phillip R. Cox
	*	Trustee	October 12, 2012
Donald C. Siekmann
	*	Trustee	October 12, 2012
H. Jerome Lerner
	*	Trustee	October 12, 2012
John P. Zanotti
	*	Trustee	October 12, 2012
Susan J. Hickenlooper
	/s/ Jill T. McGruder	Trustee and President	October 12, 2012
Jill T. McGruder
	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	October 12, 2012
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
(12)(a)	Opinion of Pepper Hamilton LLP, with respect to the Touchstone High Yield Fund and Touchstone Core Bond Fund, as to certain tax consequences.

(13)(k)	Schedule A dated September 10, 2012 to the Expense Limitation Agreement dated January 27, 2012.

(13)(l)	Amended and Restated Schedule B dated September 6, 2012 to the Transfer Agency and Shareholder Services Agreement dated December 5, 2011.

(13)(m)	Amended and Restated Schedule A dated September 6, 2012 to the State Filing Services Agreement dated December 5, 2011.

(13)(n)	Amended and Restated Exhibit A dated September 6, 2012 to the Sub-Administration and Accounting Services Agreement dated November 5, 2011.